Reinsurance Reinsurance - Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ 3,424.5	$ 3,565.0
John Hancock
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1,952.7	1,908.2
The Hartford
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	851.9	1,025.0
Sun Life
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	549.6	558.3
Other reinsurers
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ 70.3	$ 73.5